Asset impairment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Asset, Impairment Loss [Abstract]
Asset impairment	$ 8,685	$ 2,369	$ 14,557	$ 5,609